Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000159026
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class A
Trading Symbol	HTDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	https://www.vgimfunds.com/forms-and-prospectus
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.79%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,680,811
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 462,993
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$90,680,811
Number of Portfolio Holdings	14
Advisory Fee	$462,993
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.3%
Money Market Funds	4.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.6%
Materials	1.8%
Real Estate	1.9%
Utilities	2.2%
Money Market Funds	2.4%
Collateral for Securities Loaned	2.5%
Energy	3.2%
Consumer Staples	5.0%
Health Care	6.2%
Industrial	8.6%
Consumer Discretionary	10.4%
Communication Services	10.7%
Financial	13.0%
Technology	34.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	18.0%
State Street Technology Select Sector SPDR ETF	16.7%
State Street Financial Select Sector SPDR ETF	13.0%
State Street Communication Services Select Sector SPDR ETF	10.7%
State Street Consumer Discretionary Select Sector SPDR ETF	10.4%
State Street Industrial Select Sector SPDR ETF	8.6%
State Street Health Care Select Sector SPDR ETF	6.2%
State Street Consumer Staples Select Sector SPDR ETF	5.0%
State Street Energy Select Sector SPDR ETF	3.2%
Dreyfus Government Cash Management Fund, Institutional Class	2.4%

C000159027
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class C
Trading Symbol	HTDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	https://www.vgimfunds.com/forms-and-prospectus
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	2.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.54%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,680,811
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 462,993
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$90,680,811
Number of Portfolio Holdings	14
Advisory Fee	$462,993
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.3%
Money Market Funds	4.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.6%
Materials	1.8%
Real Estate	1.9%
Utilities	2.2%
Money Market Funds	2.4%
Collateral for Securities Loaned	2.5%
Energy	3.2%
Consumer Staples	5.0%
Health Care	6.2%
Industrial	8.6%
Consumer Discretionary	10.4%
Communication Services	10.7%
Financial	13.0%
Technology	34.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	18.0%
State Street Technology Select Sector SPDR ETF	16.7%
State Street Financial Select Sector SPDR ETF	13.0%
State Street Communication Services Select Sector SPDR ETF	10.7%
State Street Consumer Discretionary Select Sector SPDR ETF	10.4%
State Street Industrial Select Sector SPDR ETF	8.6%
State Street Health Care Select Sector SPDR ETF	6.2%
State Street Consumer Staples Select Sector SPDR ETF	5.0%
State Street Energy Select Sector SPDR ETF	3.2%
Dreyfus Government Cash Management Fund, Institutional Class	2.4%

C000159028
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class I
Trading Symbol	HTDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	https://www.vgimfunds.com/forms-and-prospectus
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,680,811
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 462,993
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$90,680,811
Number of Portfolio Holdings	14
Advisory Fee	$462,993
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.3%
Money Market Funds	4.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.6%
Materials	1.8%
Real Estate	1.9%
Utilities	2.2%
Money Market Funds	2.4%
Collateral for Securities Loaned	2.5%
Energy	3.2%
Consumer Staples	5.0%
Health Care	6.2%
Industrial	8.6%
Consumer Discretionary	10.4%
Communication Services	10.7%
Financial	13.0%
Technology	34.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	18.0%
State Street Technology Select Sector SPDR ETF	16.7%
State Street Financial Select Sector SPDR ETF	13.0%
State Street Communication Services Select Sector SPDR ETF	10.7%
State Street Consumer Discretionary Select Sector SPDR ETF	10.4%
State Street Industrial Select Sector SPDR ETF	8.6%
State Street Health Care Select Sector SPDR ETF	6.2%
State Street Consumer Staples Select Sector SPDR ETF	5.0%
State Street Energy Select Sector SPDR ETF	3.2%
Dreyfus Government Cash Management Fund, Institutional Class	2.4%

C000159029
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class R
Trading Symbol	HTDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vgimfunds.com/forms-and-prospectus. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	https://www.vgimfunds.com/forms-and-prospectus
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$101	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.94%	[4]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,680,811
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 462,993
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$90,680,811
Number of Portfolio Holdings	14
Advisory Fee	$462,993
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.3%
Money Market Funds	4.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.6%
Materials	1.8%
Real Estate	1.9%
Utilities	2.2%
Money Market Funds	2.4%
Collateral for Securities Loaned	2.5%
Energy	3.2%
Consumer Staples	5.0%
Health Care	6.2%
Industrial	8.6%
Consumer Discretionary	10.4%
Communication Services	10.7%
Financial	13.0%
Technology	34.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	18.0%
State Street Technology Select Sector SPDR ETF	16.7%
State Street Financial Select Sector SPDR ETF	13.0%
State Street Communication Services Select Sector SPDR ETF	10.7%
State Street Consumer Discretionary Select Sector SPDR ETF	10.4%
State Street Industrial Select Sector SPDR ETF	8.6%
State Street Health Care Select Sector SPDR ETF	6.2%
State Street Consumer Staples Select Sector SPDR ETF	5.0%
State Street Energy Select Sector SPDR ETF	3.2%
Dreyfus Government Cash Management Fund, Institutional Class	2.4%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized